American Funds Multi-Sector Income FundSM
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 90.51% Corporate bonds, notes & loans 66.22% Energy 10.20%	Principal amount (000)	Value (000)
AI Candelaria (Spain), S.L.U. 7.50% 2028[1]	$440	$476
Apache Corp. 4.625% 2025	985	941
Apache Corp. 4.875% 2027	110	104
Apache Corp. 6.00% 2037	55	53
Apache Corp. 5.35% 2049	50	44
Ascent Resources - Utica LLC 7.00% 2026[1]	50	38
Baker Hughes, a GE Co. 4.486% 2030	51	58
Baker Hughes, a GE Co. 3.138% 2029	350	365
BP Capital Markets America Inc. 3.633% 2030	50	58
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.363% 2022[2,3,4]	35	14
Canadian Natural Resources Ltd. 3.85% 2027	70	76
Canadian Natural Resources Ltd. 2.95% 2030	687	692
Canadian Natural Resources Ltd. 4.95% 2047	65	72
Carrizo Oil & Gas Inc. 6.25% 2023	60	19
Cenovus Energy Inc. 3.00% 2022	6	6
Cenovus Energy Inc. 3.80% 2023	60	58
Cenovus Energy Inc. 5.375% 2025	410	395
Cenovus Energy Inc. 4.25% 2027	105	96
Centennial Resource Production, LLC 6.875% 2027[1]	30	12
Cheniere Energy Partners, LP 5.25% 2025	255	261
Cheniere Energy Partners, LP 4.50% 2029	427	439
Cheniere Energy, Inc. 4.625% 2028[1]	955	982
Cheniere Energy, Inc. 3.70% 2029[1]	175	182
Chesapeake Energy Corp. 11.50% 2025[1,2]	21	3
Chevron Corp. 2.978% 2040	19	21
Chevron USA Inc. 1.018% 2027	50	50
CITGO Petroleum Corp 7.00% 2025[1]	1,400	1,383
CNX Resources Corp. 7.25% 2027[1]	1,625	1,660
Comstock Resources, Inc. 9.75% 2026	640	660
Comstock Resources, Inc. 9.75% 2026	425	436
Concho Resources Inc. 4.30% 2028	40	44
Concho Resources Inc. 2.40% 2031	5	5
DCP Midstream Operating LP, junior subordinated, 5.375% 2025	150	155
DCP Midstream Operating LP 5.625% 2027	750	768
Diamond Offshore Drilling, Inc. 7.875% 2025[2]	15	1
Diamondback Energy, Inc. 4.75% 2025	450	486
Ecopetrol SA 6.875% 2030	200	240
Enbridge Energy Partners, LP 7.375% 2045	18	26
Endeavor Energy Resources, LP 6.625% 2025[1]	1,565	1,610
Energy Transfer Operating, LP 5.00% 2050	97	89
Energy Transfer Partners, LP 6.125% 2045	20	20
Energy Transfer Partners, LP 5.30% 2047	175	163
Energy Transfer Partners, LP 6.00% 2048	680	685
Energy Transfer Partners, LP 6.25% 2049	410	423
Enterprise Products Operating LLC 2.80% 2030	188	200
Enterprise Products Operating LLC 3.20% 2052	607	552
American Funds Multi-Sector Income Fund — Page 1 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EOG Resources, Inc. 4.375% 2030	$14	$17
EOG Resources, Inc. 4.95% 2050	47	58
EQM Midstream Partners, LP 6.00% 2025[1]	550	568
EQM Midstream Partners, LP 6.50% 2027[1]	590	626
EQT Corp. 7.875% 2025	80	89
Exxon Mobil Corp. 3.452% 2051	18	20
Gray Oak Pipeline, LLC 2.60% 2025[1]	606	609
Harvest Midstream I, LP 7.50% 2028[1]	1,575	1,571
Kinder Morgan, Inc. 2.00% 2031	1,300	1,253
Kinder Morgan, Inc. 5.20% 2048	15	18
Kinder Morgan, Inc. 3.25% 2050	669	608
Leviathan Bond Ltd. 5.75% 2023[1]	245	253
Leviathan Bond Ltd. 6.75% 2030[1]	520	539
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	400	396
Matador Resources Co. 5.875% 2026	10	8
MPLX LP 1.75% 2026	831	831
MPLX LP 2.65% 2030	889	874
MPLX LP 5.50% 2049	32	36
Murphy Oil Corp. 5.875% 2027	260	222
MV24 Capital BV 6.748% 2034	585	592
Nabors Industries Inc. 5.75% 2025	15	5
New Fortress Energy Inc. 6.75% 2025[1]	190	199
NGL Energy Partners LP 7.50% 2023	25	17
NuStar Logistics, LP 5.75% 2025	700	725
NuStar Logistics, LP 6.00% 2026	225	226
Oasis Petroleum Inc. 6.25% 2026[1]	20	5
Occidental Petroleum Corp. 2.70% 2022	124	116
Occidental Petroleum Corp. 3.125% 2022	20	19
Occidental Petroleum Corp. 2.70% 2023	32	29
Occidental Petroleum Corp. 2.90% 2024	210	179
Occidental Petroleum Corp. 5.875% 2025	1,625	1,492
Occidental Petroleum Corp. 8.00% 2025	40	40
Occidental Petroleum Corp. 3.20% 2026	16	13
Occidental Petroleum Corp. 3.50% 2029	50	38
Occidental Petroleum Corp. 6.625% 2030	155	143
Oleoducto Central SA 4.00% 2027[1]	200	208
ONEOK, Inc. 2.20% 2025	18	18
ONEOK, Inc. 5.85% 2026	190	219
ONEOK, Inc. 4.00% 2027	59	61
ONEOK, Inc. 4.55% 2028	20	21
ONEOK, Inc. 4.35% 2029	35	37
ONEOK, Inc. 3.10% 2030	452	436
ONEOK, Inc. 6.35% 2031	715	833
ONEOK, Inc. 5.20% 2048	3	3
ONEOK, Inc. 4.50% 2050	11	10
ONEOK, Inc. 7.15% 2051	36	43
Petrobras Global Finance Co. 5.60% 2031	1,270	1,358
Petrobras Global Finance Co. 6.75% 2050	1,060	1,149
Petróleos Mexicanos 6.875% 2026	120	115
Petróleos Mexicanos 6.49% 2027	940	882
Petróleos Mexicanos 5.625% 2046	127	93
Petróleos Mexicanos 7.69% 2050[1]	46	38
Phillips 66 3.90% 2028	45	51
Pioneer Natural Resources Co. 1.90% 2030	1,191	1,121
American Funds Multi-Sector Income Fund — Page 2 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Plains All American Pipeline, LP 3.80% 2030	$179	$174
PTT Exploration and Production PCL 2.587% 2027[1]	400	414
QEP Resources, Inc. 5.375% 2022	130	107
QEP Resources, Inc. 5.625% 2026	110	63
Range Resources Corp. 4.875% 2025	40	36
Range Resources Corp. 9.25% 2026[1]	300	309
Rattler Midstream Partners LP 5.625% 2025[1]	350	353
Sabine Pass Liquefaction, LLC 4.50% 2030[1]	94	106
Sanchez Energy Corp. 7.25% 2023[1,2]	27[5]	—[5]
Shell International Finance BV 3.25% 2050	27	28
SM Energy Co. 6.625% 2027	85	38
Southwestern Energy Co. 6.45% 2025	1,075	1,046
Southwestern Energy Co. 7.50% 2026	50	49
Southwestern Energy Co. 8.375% 2028	200	197
Sunoco LP 4.875% 2023	45	45
Sunoco LP 6.00% 2027	215	221
Tallgrass Energy Partners, LP 7.50% 2025[1]	625	629
Targa Resources Partners LP 6.50% 2027	515	538
Targa Resources Partners LP 6.875% 2029	15	16
Targa Resources Partners LP 5.50% 2030[1]	655	652
Targa Resources Partners LP 4.875% 2031[1]	790	767
Teekay Corp. 9.25% 2022[1]	80	76
Total Capital International 3.127% 2050	36	37
TransCanada PipeLines Ltd. 4.10% 2030	38	44
Transocean Guardian Ltd. 5.875% 2024[1]	109	71
Transocean Inc. 8.375% 2021	120	64
Transocean Inc. 6.125% 2025[1]	74	67
Transocean Poseidon Ltd. 6.875% 2027[1]	80	64
Western Midstream Operating, LP 3.10% 2025	30	29
Western Midstream Operating, LP 4.05% 2030	22	21
Western Midstream Operating, LP 5.25% 2050	200	186
Williams Companies, Inc. 3.50% 2030	257	280
Williams Partners LP 3.90% 2025	5	5
Williams Partners LP 6.30% 2040	8	10
Williams Partners LP 5.10% 2045	6	7
		41,000
Consumer discretionary 8.02%
Allied Universal Holdco LLC 6.625% 2026[1]	900	960
Allied Universal Holdco LLC 9.75% 2027[1]	280	305
Amazon.com, Inc. 2.70% 2060	55	57
American Honda Finance Corp. 1.00% 2025	80	80
Arcos Dorados Holdings Inc. 5.875% 2027[1]	730	765
Bayerische Motoren Werke AG 2.95% 2022[1]	200	207
Booking Holdings Inc. 4.625% 2030	510	611
Boyd Gaming Corp. 8.625% 2025[1]	500	549
Boyd Gaming Corp. 4.75% 2027	790	777
Caesars Entertainment, Inc. 6.25% 2025[1]	715	746
Caesars Resort Collection, LLC 5.75% 2025[1]	690	712
Carnival Corp. 10.50% 2026[1]	850	943
Cedar Fair LP/Canadas Wonderland Co/Magnum Management Corp/Millennium Operations LLC, 5.50% 2025[1]	115	118
Cedar Fair, LP 5.25% 2029	260	247
Churchill Downs Inc. 4.75% 2028[1]	120	121
American Funds Multi-Sector Income Fund — Page 3 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Clarios Global LP 6.75% 2025[1]	$200	$211
Dana Inc. 5.625% 2028	220	227
Fertitta Entertainment, Inc. 6.75% 2024[1]	730	610
Fertitta Entertainment, Inc. 8.75% 2025[1]	500	395
Ford Motor Co. 8.50% 2023	130	142
Ford Motor Co. 9.00% 2025	66	76
Ford Motor Credit Co. 3.81% 2024	200	198
Ford Motor Credit Co. 5.584% 2024	225	234
Ford Motor Credit Co. 5.125% 2025	605	625
Ford Motor Credit Co. 4.125% 2027	260	253
Ford Motor Credit Co. 5.113% 2029	200	206
General Motors Financial Co. 5.20% 2023	229	249
Hanesbrands Inc. 5.375% 2025[1]	15	16
Hanesbrands Inc. 4.875% 2026[1]	445	476
Harley-Davidson, Inc. 3.35% 2025[1]	510	534
Hilton Worldwide Holdings Inc. 5.75% 2028[1]	500	530
Hilton Worldwide Holdings Inc. 4.875% 2030	20	21
Home Depot, Inc. 2.70% 2030	50	56
Home Depot, Inc. 3.35% 2050	20	23
Hyundai Capital America 1.80% 2025[1]	70	70
International Game Technology PLC 6.50% 2025[1]	400	428
International Game Technology PLC 5.25% 2029[1]	590	598
Levi Strauss & Co. 5.00% 2025	75	77
Limited Brands, Inc. 6.625% 2030[1]	135	138
Lithia Motors, Inc. 4.375% 2031[1]	1,125	1,125
Marriott International, Inc. 5.75% 2025	227	253
Melco International Development Ltd. 5.75% 2028[1]	400	408
Merlin Entertainment 5.75% 2026[1]	200	191
MGM Growth Properties LLC 4.625% 2025[1]	325	332
MGM Resorts International 7.75% 2022	120	127
MGM Resorts International 6.00% 2023	150	156
MGM Resorts International 5.50% 2027	133	139
MYT Holding Co. 7.50% 2025[1,6]	24	23
NCL Corp. Ltd. 12.25% 2024[1]	290	325
Neiman Marcus Group Ltd. LLC, Term Loan (3-month USD-LIBOR + 12.00%) 13.00% 2025[3,4,6]	31	32
Newell Rubbermaid Inc. 4.875% 2025	200	216
Newell Rubbermaid Inc. 4.70% 2026	200	213
Newell Rubbermaid Inc. 5.875% 2036	5	6
Nissan Motor Co., Ltd. 3.043% 2023[1]	1,119	1,135
Nissan Motor Co., Ltd. 4.81% 2030[1]	1,500	1,507
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	500	522
Panther BF Aggregator 2, LP 6.25% 2026[1]	40	42
Panther BF Aggregator 2, LP 8.50% 2027[1]	180	187
Party City Holdings Inc. 6.125% 2023[1]	50	18
PetSmart, Inc. 7.125% 2023[1]	270	273
PetSmart, Inc. 5.875% 2025[1]	660	677
PetSmart, Inc. 8.875% 2025[1]	1,610	1,672
Royal Caribbean Cruises Ltd. 9.125% 2023[1]	240	255
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	810	907
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	450	457
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	380	417
Sands China Ltd. 3.80% 2026[1]	200	210
Sands China Ltd. 4.375% 2030[1]	200	212
Scientific Games Corp. 8.625% 2025[1]	710	742
American Funds Multi-Sector Income Fund — Page 4 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Scientific Games Corp. 8.25% 2026[1]	$50	$52
Scientific Games Corp. 7.00% 2028[1]	720	723
Scientific Games Corp. 7.25% 2029[1]	755	768
Six Flags Entertainment Corp. 4.875% 2024[1]	520	490
Six Flags Theme Parks Inc. 7.00% 2025[1]	315	336
Toyota Motor Credit Corp. 1.35% 2023	150	154
Toyota Motor Credit Corp. 3.375% 2030	57	66
Vail Resorts, Inc. 6.25% 2025[1]	110	117
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	10	10
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	150	148
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	235	232
Viking Cruises Ltd. 13.00% 2025[1]	145	168
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	262
Wyndham Worldwide Corp. 5.375% 2026[1]	475	484
Wyndham Worldwide Corp. 4.375% 2028[1]	635	617
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	60	57
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	80	75
Wynn Resorts Ltd. 7.75% 2025[1]	370	392
Wynn Resorts Ltd. 5.125% 2029[1]	660	641
YUM! Brands, Inc. 7.75% 2025[1]	88	97
		32,259
Communication services 7.82%
Alphabet Inc. 2.05% 2050	155	145
Alphabet Inc. 2.25% 2060	30	28
AT&T Inc. 2.25% 2032	1,100	1,103
AT&T Inc. 4.35% 2045	6	7
AT&T Inc. 3.30% 2052	550	515
AT&T Inc. 3.55% 2055[1]	18	17
Axiata SPV5 (Labuan) Ltd. 3.064% 2050	200	190
Cablevision Systems Corp. 5.375% 2028[1]	650	688
CBS Corp. 7.25% 2024[1]	25	21
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	210
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	350	371
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	2,910	3,020
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	235	246
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	15
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	20	23
CenturyLink, Inc. 4.00% 2027[1]	365	371
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	225	219
Comcast Corp. 2.65% 2030	200	218
Comcast Corp. 1.95% 2031	32	33
Comcast Corp. 3.75% 2040	15	18
Comcast Corp. 4.00% 2048	35	42
Cox Communications, Inc. 1.80% 2030[1]	28	28
CSC Holdings, LLC 4.625% 2030[1]	400	402
Diamond Sports Group LLC 5.375% 2026[1]	138	98
Diamond Sports Group LLC 6.625% 2027[1]	245	128
Discovery Communications, Inc. 4.65% 2050	30	34
Entercom Media Corp. 6.50% 2027[1]	5	4
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 4.25%) 5.25% 2027[3,4]	50	50
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[3,4]	325	335
Front Range BidCo, Inc. 6.125% 2028[1]	2,120	2,189
Frontier Communications Corp. 10.50% 2022[2]	130	55
American Funds Multi-Sector Income Fund — Page 5 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 8.50% 2026[1]	$340	$343
Gray Television, Inc. 7.00% 2027[1]	430	467
iHeartCommunications, Inc. 5.25% 2027[1]	32	31
Inmarsat PLC 6.75% 2026[1]	230	231
Intelsat Jackson Holding Co. 5.50% 2023[2]	65	41
Intelsat Jackson Holding Co. 8.00% 2024[1]	35	36
Intelsat Jackson Holding Co. 8.50% 2024[1,2]	45	29
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2022[3,4]	8	9
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[3]	35	35
Lamar Media Corp. 4.875% 2029[1]	650	678
Lamar Media Corp. 4.00% 2030[1]	100	100
Level 3 Communications, Inc. 5.375% 2024	350	355
Level 3 Financing, Inc. 4.25% 2028[1]	500	508
Live Nation Entertainment, Inc. 4.75% 2027[1]	771	723
Live Nation Entertainment, Inc. 6.50% 2027[1]	200	216
Match Group, Inc. 4.625% 2028[1]	150	155
Match Group, Inc. 4.125% 2030[1]	600	608
MDC Partners Inc. 6.50% 2024[1]	335	306
Meredith Corp. 6.875% 2026	215	180
Netflix, Inc. 4.875% 2030[1]	528	603
Nexstar Broadcasting, Inc. 4.75% 2028[1]	1,350	1,380
Nexstar Escrow Corp. 5.625% 2027[1]	70	74
Numericable Group SA 7.375% 2026[1]	400	420
OUTFRONT Media Capital LLC 5.00% 2027[1]	520	508
OUTFRONT Media Capital LLC 4.625% 2030[1]	220	211
PLDT Inc. 2.50% 2031	400	410
Sirius XM Radio Inc. 4.125% 2030[1]	185	190
Sprint Corp. 7.25% 2021	190	199
Sprint Corp. 6.875% 2028	1,380	1,721
Sprint Corp. 8.75% 2032	350	513
TEGNA Inc. 4.75% 2026[1]	1,125	1,152
TEGNA Inc. 4.625% 2028[1]	150	147
Tencent Holdings Ltd. 3.975% 2029	200	228
Tencent Holdings Ltd. 3.24% 2050[1]	200	201
T-Mobile US, Inc. 3.875% 2030[1]	300	342
T-Mobile US, Inc. 2.55% 2031[1]	1,500	1,556
T-Mobile US, Inc. 4.50% 2050[1]	69	83
Univision Communications Inc. 5.125% 2025[1]	150	142
Univision Communications Inc. 6.625% 2027[1]	3,225	3,156
Verizon Communications Inc. 4.329% 2028	74	90
Verizon Communications Inc. 4.016% 2029	35	42
Vodafone Group PLC 4.25% 2050	25	29
Warner Music Group 5.50% 2026[1]	180	187
Warner Music Group 3.875% 2030[1]	225	232
Ziggo Bond Co. BV 5.125% 2030[1]	100	102
Ziggo Bond Finance BV 5.50% 2027[1]	1,590	1,668
		31,460
Materials 7.52%
Air Products and Chemicals, Inc. 2.05% 2030	40	42
Alcoa Netherlands Holding BV 5.50% 2027[1]	300	313
Anglo American Capital PLC 2.625% 2030[1]	805	800
Anglo American Capital PLC 3.95% 2050[1]	206	211
Arconic Corp. 6.00% 2025[1]	115	123
American Funds Multi-Sector Income Fund — Page 6 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ardagh Group SA 6.50% 2027[1,7]	$840	$837
Ardagh Packaging Finance 5.25% 2027[1]	400	408
Axalta Coating Systems LLC 4.875% 2024[1]	150	153
Axalta Coating Systems LLC 4.75% 2027[1]	1,085	1,116
Ball Corp. 2.875% 2030	1,200	1,188
Braskem Idesa Sapi 7.45% 2029[1]	400	377
Braskem SA 4.50% 2030[1]	1,370	1,281
Braskem SA 4.50% 2030	1,050	982
Braskem SA 5.875% 2050[1]	400	369
BWAY Parent Co., Inc. 5.50% 2024[1]	135	136
Cascades Inc. 5.125% 2026[1]	100	105
Cascades Inc. 5.375% 2028[1]	95	100
Cleveland-Cliffs Inc. 4.875% 2024[1]	115	114
Cleveland-Cliffs Inc. 9.875% 2025[1]	145	162
Cleveland-Cliffs Inc. 6.75% 2026[1]	260	265
Cleveland-Cliffs Inc. 5.875% 2027	160	149
CSN Resources SA 7.625% 2023	400	414
CVR Partners, LP 9.25% 2023[1]	160	148
Cydsa, SAB de CV 6.25% 2027	400	405
Dow Chemical Co. 4.80% 2049	62	74
E.I. du Pont de Nemours and Co. 1.70% 2025	90	93
Element Solutions Inc. 3.875% 2028[1]	170	167
First Quantum Minerals Ltd. 7.50% 2025[1]	700	693
First Quantum Minerals Ltd. 6.875% 2027[1]	2,300	2,218
Freeport-McMoRan Inc. 5.40% 2034	225	249
Fresnillo PLC 4.25% 2050[1]	200	198
FXI Holdings, Inc. 7.875% 2024[1]	533	508
FXI Holdings, Inc. 12.25% 2026[1]	1,491	1,594
GPC Merger Sub Inc. 7.125% 2028[1]	527	550
Graphic Packaging International, Inc. 3.50% 2029[1]	285	287
Hexion Inc. 7.875% 2027[1]	1,240	1,246
INEOS Group Holdings SA 5.625% 2024[1]	200	203
Intelligent Packaging Ltd. Finco Inc. 6.00% 2028[1]	450	457
LSB Industries, Inc. 9.625% 2023[1]	885	871
Methanex Corp. 5.125% 2027	1,860	1,853
Newcrest Finance Pty Ltd. 3.25% 2030[1]	62	68
Newcrest Finance Pty Ltd. 4.20% 2050[1]	15	18
Novelis Corp. 4.75% 2030[1]	290	284
Nutrien Ltd. 2.95% 2030	21	23
Nutrition & Biosciences, Inc. 1.832% 2027[1]	24	24
Nutrition & Biosciences, Inc. 2.30% 2030[1]	800	806
Nutrition & Biosciences, Inc. 3.268% 2040[1]	600	605
Nutrition & Biosciences, Inc. 3.468% 2050[1]	500	502
Olin Corp. 9.50% 2025[1]	445	519
Owens-Illinois, Inc. 5.875% 2023[1]	120	126
Owens-Illinois, Inc. 6.625% 2027[1]	450	488
Praxair, Inc. 2.00% 2050	18	16
S.P.C.M. SA 4.875% 2025[1]	200	208
Scotts Miracle-Gro Co. 4.50% 2029	105	112
Sealed Air Corp. 5.25% 2023[1]	25	26
Sealed Air Corp. 4.00% 2027[1]	68	71
Silgan Holdings Inc. 4.125% 2028	84	86
Starfruit US Holdco LLC 8.00% 2026[1]	150	159
Summit Materials, Inc. 6.50% 2027[1]	270	289
American Funds Multi-Sector Income Fund — Page 7 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Summit Materials, Inc. 5.25% 2029[1]	$770	$803
Trivium Packaging BV 5.50% 2026[1]	200	208
Tronox Ltd. 5.75% 2025[1]	30	30
Tronox Ltd. 6.50% 2026[1]	285	286
Vale Overseas Ltd. 3.75% 2030	561	578
Valvoline Inc. 4.375% 2025	395	407
Valvoline Inc. 4.25% 2030[1]	35	36
Venator Materials Corp. 5.75% 2025[1]	315	273
Venator Materials Corp. 9.50% 2025[1]	1,410	1,502
W. R. Grace & Co. 4.875% 2027[1]	180	186
Yara International ASA 3.148% 2030[1]	15	16
		30,214
Health care 7.01%
Abbott Laboratories 3.75% 2026	30	35
AbbVie Inc. 4.25% 2049[1]	25	30
AstraZeneca PLC 3.375% 2025	65	73
Avantor Funding, Inc. 4.625% 2028[1]	1,835	1,906
Avantor, Inc. 6.00% 2024[1]	195	204
Bausch Health Companies Inc. 9.25% 2026[1]	250	275
Bausch Health Companies Inc. 5.75% 2027[1]	200	213
Bausch Health Companies Inc. 5.00% 2028[1]	660	642
Bausch Health Companies Inc. 7.00% 2028[1]	830	879
Bausch Health Companies Inc. 6.25% 2029[1]	75	77
Bausch Health Companies Inc. 5.25% 2030[1]	885	873
Becton, Dickinson and Company 2.894% 2022	130	134
Becton, Dickinson and Company 3.70% 2027	190	215
Becton, Dickinson and Company 2.823% 2030	23	25
Becton, Dickinson and Company 3.794% 2050	36	40
Boston Scientific Corp. 2.65% 2030	150	160
Catalent Pharma Solutions Inc. 5.00% 2027[1]	455	474
Catalent, Inc. 4.875% 2026[1]	180	184
Centene Corp. 5.375% 2026[1]	45	48
Centene Corp. 4.25% 2027	465	488
Centene Corp. 4.625% 2029	1,025	1,107
Centene Corp. 3.00% 2030	610	622
Centene Corp. 3.375% 2030	644	669
Charles River Laboratories International, Inc. 5.50% 2026[1]	45	47
Charles River Laboratories International, Inc. 4.25% 2028[1]	143	150
DaVita Inc. 4.625% 2030[1]	500	513
Emergent BioSolutions Inc. 3.875% 2028[1]	580	584
Encompass Health Corp. 4.50% 2028	357	359
Encompass Health Corp. 4.75% 2030	280	284
Encompass Health Corp. 4.625% 2031	500	500
Gilead Sciences, Inc. 1.65% 2030	558	558
Gilead Sciences, Inc. 2.60% 2040	42	42
Gilead Sciences, Inc. 2.80% 2050	40	40
HCA Inc. 5.375% 2026	425	470
IMS Health Holdings, Inc. 5.00% 2026[1]	600	628
Jaguar Holding Co. II 4.625% 2025[1]	105	108
Jaguar Holding Co. II 5.00% 2028[1]	190	199
Molina Healthcare, Inc. 5.375% 2022	40	42
Molina Healthcare, Inc. 4.875% 2025[1]	160	164
Molina Healthcare, Inc. 4.375% 2028[1]	1,325	1,353
American Funds Multi-Sector Income Fund — Page 8 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 1.75% 2025	$41	$43
Novartis Capital Corp. 2.00% 2027	24	25
Par Pharmaceutical Inc. 7.50% 2027[1]	135	142
PAREXEL International Corp. 6.375% 2025[1]	215	220
Partners HealthCare System, Inc. 3.192% 2049	42	46
Radiology Partners, Inc. 9.25% 2028[1]	265	276
Regeneron Pharmaceuticals, Inc. 1.75% 2030	786	768
Regeneron Pharmaceuticals, Inc. 2.80% 2050	615	576
Select Medical Holdings Corp. 6.25% 2026[1]	196	204
Sotera Health Holdings LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 2026[3,4]	224	223
Surgery Center Holdings 10.00% 2027[1]	115	123
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	320	398
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	307	312
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	200	206
Tenet Healthcare Corp. 6.75% 2023	365	384
Tenet Healthcare Corp. 4.625% 2024	50	50
Tenet Healthcare Corp. 7.50% 2025[1]	190	205
Tenet Healthcare Corp. 4.875% 2026[1]	160	163
Tenet Healthcare Corp. 4.625% 2028[1]	750	758
Tenet Healthcare Corp. 6.125% 2028[1]	410	400
Teva Pharmaceutical Finance Co. BV 3.15% 2026	4,310	3,812
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,190	1,243
Thermo Fisher Scientific Inc. 4.497% 2030	18	22
UnitedHealth Group Inc. 2.375% 2024	15	16
UnitedHealth Group Inc. 1.25% 2026	278	285
Upjohn Inc. 2.70% 2030[1]	758	786
Upjohn Inc. 4.00% 2050[1]	552	591
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	200	205
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	200	218
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	82
		28,196
Industrials 5.84%
Allison Transmission Holdings, Inc. 5.00% 2024[1]	135	137
Ashtead Group PLC 4.25% 2029[1]	200	211
Associated Materials, LLC 9.00% 2025[1]	59	62
Avis Budget Car Rental, LLC 5.75% 2027[1]	700	631
Avis Budget Group, Inc. 6.375% 2024[1]	90	86
Boeing Company 4.875% 2025	207	226
Boeing Company 3.10% 2026	29	29
Boeing Company 3.20% 2029	16	16
Boeing Company 2.95% 2030	3	3
Boeing Company 5.15% 2030	41	46
Boeing Company 3.60% 2034	30	29
Bombardier Inc. 5.75% 2022[1]	35	34
Bombardier Inc. 6.125% 2023[1]	35	30
Bombardier Inc. 7.50% 2024[1]	75	58
Bombardier Inc. 7.50% 2025[1]	610	459
Bombardier Inc. 7.875% 2027[1]	50	38
Booz Allen Hamilton Inc. 3.875% 2028[1]	505	519
Burlington Northern Santa Fe LLC 3.05% 2051	30	33
BWX Technologies, Inc. 4.125% 2028[1]	610	626
Carrier Global Corp. 2.242% 2025[1]	36	38
Carrier Global Corp. 2.493% 2027[1]	25	26
American Funds Multi-Sector Income Fund — Page 9 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.722% 2030[1]	$40	$42
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[8]	200	199
Cornerstone Building Brands, Inc. 6.125% 2029[1]	375	380
Covanta Holding Corp. 5.00% 2030	170	172
CSX Corp. 4.50% 2049	25	33
Dun & Bradstreet Corp. 6.875% 2026[1]	108	116
Dun & Bradstreet Corp. 10.25% 2027[1]	897	1,018
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	492
General Dynamics Corp. 4.25% 2050	9	12
GFL Environmental Inc. 3.75% 2025[1]	480	480
GFL Environmental Inc. 4.25% 2025[1]	250	253
Harsco Corp. 5.75% 2027[1]	135	137
Honeywell International Inc. 2.30% 2024	75	80
Honeywell International Inc. 2.70% 2029	35	39
Howmet Aerospace Inc. 6.875% 2025	85	94
IAA Spinco Inc. 5.50% 2027[1]	200	209
JELD-WEN Holding, Inc. 4.875% 2027[1]	180	184
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	70	73
LABL Escrow Issuer, LLC 10.50% 2027[1]	45	48
LSC Communications, Inc. 8.75% 2023[1,2]	50	8
MasTec, Inc. 4.50% 2028[1]	1,100	1,112
Mexico City Airport Trust 3.875% 2028	400	343
Moog Inc. 4.25% 2027[1]	101	103
Navistar International Corp. 9.50% 2025[1]	87	98
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	50	51
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	300	311
Norfolk Southern Corp. 3.00% 2022	44	46
Norfolk Southern Corp. 3.05% 2050	8	9
Northrop Grumman Corp. 2.55% 2022	60	62
Northrop Grumman Corp. 5.15% 2040	30	40
Northrop Grumman Corp. 5.25% 2050	27	39
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 3.901% 2025[3,4]	148	146
PrimeSource Building Products Inc. 9.00% 2023[1]	365	352
Rexnord Corp. 4.875% 2025[1]	200	203
Science Applications International Corp. 4.875% 2028[1]	25	25
Sensata Technologies, Inc. 3.75% 2031[1]	150	149
Signature Aviation PLC 4.00% 2028[1]	500	466
SkyMiles IP Ltd. 4.75% 2028[1]	1,140	1,184
Skymiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[3,4]	750	757
Spirit AeroSystems, Inc. (3-month USD-LIBOR + 0.80%) 1.05% 2021[4]	120	113
Spirit Loyalty KY Ltd/IP 8.00% 2025[1]	650	689
The Brink’s Co. 5.50% 2025[1]	500	522
TransDigm Inc. 6.25% 2026[1]	445	467
TransDigm Inc. 5.50% 2027	455	438
Uber Technologies, Inc. 8.00% 2026[1]	555	592
Union Pacific Corp. 4.30% 2049	75	97
Union Pacific Corp. 3.25% 2050	13	14
United Airlines Holdings, Inc. 6.50% 2027[1]	975	1,018
United Rentals, Inc. 4.625% 2025	125	128
United Rentals, Inc. 5.875% 2026	130	137
United Rentals, Inc. 3.875% 2031	700	712
Vertical Holdco GMBH 7.625% 2028[1]	1,100	1,165
Vertical U.S. Newco Inc. 5.25% 2027[1]	1,250	1,301
Wesco Aircraft Holdings, Inc. 8.50% 2024[1]	25	21
American Funds Multi-Sector Income Fund — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Wesco Aircraft Holdings, Inc. 9.00% 2026[1]	$25	$21
WESCO Distribution, Inc. 7.125% 2025[1]	1,100	1,200
WESCO Distribution, Inc. 7.25% 2028[1]	1,465	1,607
Westinghouse Air Brake Technologies Corp. 4.40% 2024[8]	12	13
Westinghouse Air Brake Technologies Corp. 3.20% 2025	323	341
		23,498
Financials 4.78%
Advisor Group Holdings, LLC 6.25% 2028[1]	270	269
AG Merger Sub II, Inc. 10.75% 2027[1]	158	162
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	673	707
Allstate Corp. 3.85% 2049	20	24
Ally Financial Inc. 8.00% 2031	25	33
American International Group, Inc. 3.40% 2030	120	133
American International Group, Inc. 4.375% 2050	50	59
AON Corp. 2.20% 2022	48	50
AssuredPartners, Inc. 8.00% 2027[1]	160	170
Bangkok Bank PCL 4.45% 2028	200	232
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[8]	200	196
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[8]	1,040	1,039
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[8]	115	143
Bank of New York Mellon Corp., Series G, junior subordinated, 4.70% (5Y USD-CMT + 4.358% on 09/20/2025)[8]	250	266
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[8]	360	363
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[8]	90	92
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[8]	90	95
Compass Diversified Holdings 8.00% 2026[1]	1,980	2,086
Credit Suisse Group AG 4.194% 2031[1,8]	400	463
Danske Bank AS 3.875% 2023[1]	700	754
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[8]	675	680
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[8]	745	750
Fairstone Financial Inc. 7.875% 2024[1]	222	228
FS Energy and Power Fund 7.50% 2023[1]	972	887
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,8]	250	250
Hartford Financial Services Group, Inc. 2.80% 2029	60	65
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[8]	200	224
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[8]	201	200
HUB International Ltd. 7.00% 2026[1]	1,500	1,556
Intercontinental Exchange, Inc. 2.65% 2040	575	574
Intercontinental Exchange, Inc. 3.00% 2060	55	56
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	53	57
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[8]	99	105
Kasikornbank PC HK 3.343% 2031[8]	200	197
LPL Financial Holdings Inc. 4.625% 2027[1]	140	142
MetLife, Inc. 4.55% 2030	40	50
Metropolitan Life Global Funding I 1.95% 2023[1]	150	155
Morgan Stanley 3.70% 2024	50	56
MSCI Inc. 5.375% 2027[1]	200	214
MSCI Inc. 3.875% 2031[1]	400	417
National Financial Partners Corp. 6.875% 2028[1]	905	916
Navient Corp. 6.75% 2026	1,225	1,227
Navient Corp. 5.00% 2027	1,210	1,138
Navient Corp. 5.625% 2033	65	55
American Funds Multi-Sector Income Fund — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.20% 2030[1]	$21	$21
New York Life Insurance Company 3.75% 2050[1]	11	12
Power Financial Corp. Ltd. 6.15% 2028	200	225
Progressive Corp. 3.20% 2030	30	34
Rede D’Or Finance SARL 4.50% 2030[1]	1,200	1,139
Starwood Property Trust, Inc. 5.00% 2021	150	149
Travelers Companies, Inc. 4.10% 2049	20	25
Travelers Companies, Inc. 2.55% 2050	3	3
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[8]	16	17
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[8]	57	59
		19,219
Consumer staples 4.67%
Albertsons Companies, Inc. 3.50% 2029[1]	1,000	973
Albertsons Companies, LLC 4.625% 2027[1]	500	512
Altria Group, Inc. 3.40% 2030	800	873
Altria Group, Inc. 4.45% 2050	50	56
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	112
B&G Foods, Inc. 5.25% 2025	245	252
B&G Foods, Inc. 5.25% 2027	800	835
British American Tobacco PLC 2.726% 2031	1,000	993
British American Tobacco PLC 4.54% 2047	148	159
CD&R Smokey Buyer, Inc. 6.75% 2025[1]	465	491
Coca-Cola Company 1.375% 2031	80	79
Conagra Brands, Inc. 3.80% 2021	100	103
Conagra Brands, Inc. 4.60% 2025	250	291
Conagra Brands, Inc. 5.30% 2038	2	3
Constellation Brands, Inc. 2.875% 2030	40	43
Darling Ingredients Inc. 5.25% 2027[1]	125	131
Edgewell Personal Care Co. 5.50% 2028[1]	150	158
Energizer Holdings, Inc. 7.75% 2027[1]	225	246
Energizer Holdings, Inc. 4.375% 2029[1]	340	344
H.J. Heinz Co. 3.875% 2027[1]	419	447
H.J. Heinz Co. 4.25% 2031[1]	556	611
JBS Investments GmbH II 5.75% 2028[1]	1,450	1,513
Keurig Dr Pepper Inc. 3.20% 2030	150	168
Keurig Dr Pepper Inc. 3.80% 2050	39	45
Kimberly-Clark Corp. 3.10% 2030	162	186
Kimberly-Clark de México, SAB de CV 2.431% 2031[1]	460	469
MARB BondCo PLC 6.875% 2025[1]	1,100	1,140
Molson Coors Brewing Co. 4.20% 2046	20	21
NBM US Holdings, Inc. 6.625% 2029[1]	500	536
Nestlé Holdings, Inc. 1.00% 2027[1]	205	205
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 4.47% 2026[3,4]	1,086	1,082
PepsiCo, Inc. 3.625% 2050	50	61
Philip Morris International Inc. 3.375% 2029	85	97
Philip Morris International Inc. 2.10% 2030	124	128
Post Holdings, Inc. 5.00% 2026[1]	425	436
Post Holdings, Inc. 5.50% 2029[1]	955	1,023
Post Holdings, Inc. 4.625% 2030[1]	1,436	1,479
Prestige Brands International Inc. 6.375% 2024[1]	100	103
Procter & Gamble Co. 3.60% 2050	25	32
American Funds Multi-Sector Income Fund — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
The Central America Bottling Corp. 5.75% 2027[1]	$1,500	$1,558
TreeHouse Foods, Inc. 4.00% 2028	770	780
		18,774
Information technology 4.35%
Adobe Inc. 2.30% 2030	105	113
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[3,4]	80	76
Apple Inc. 1.25% 2030	50	50
Apple Inc. 2.40% 2050	30	30
Apple Inc. 2.65% 2050	55	57
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2025[3,4]	25	25
Banff Merger Sub Inc. 9.75% 2026[1]	2,180	2,308
Black Knight Inc. 3.625% 2028[1]	1,420	1,438
Blue Yonder Group, Inc. 4.25% 2026[1]	600	612
BMC Software, Inc. 7.125% 2025[1]	800	856
BMC Software, Inc. 9.125% 2026[1]	90	96
Broadcom Inc. 4.75% 2029	400	465
Broadcom Inc. 4.15% 2030	350	394
Broadcom Inc. 5.00% 2030	111	131
Broadcom Ltd. 3.875% 2027	110	122
CDW Corp. 3.25% 2029	95	95
Diebold Nixdorf, Inc. 9.375% 2025[1]	1,300	1,375
Fair Isaac Corp. 4.00% 2028[1]	190	196
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	295	315
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	125	137
Fiserv, Inc. 2.25% 2027	150	159
Fiserv, Inc. 3.50% 2029	170	194
Gartner, Inc. 4.50% 2028[1]	625	656
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	85	90
Global Payments Inc. 2.90% 2030	116	124
Mastercard Inc. 3.85% 2050	100	127
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[3,4]	148	145
Oracle Corp. 3.60% 2050	50	56
PayPal Holdings, Inc. 2.85% 2029	63	69
PayPal Holdings, Inc. 2.30% 2030	46	49
Sabre GLBL Inc. 7.375% 2025[1]	645	652
ServiceNow, Inc. 1.40% 2030	745	726
Solera Holdings, Inc. 10.50% 2024[1]	50	52
Tempo Acquisition LLC 6.75% 2025[1]	85	87
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.75% 2026[3,4]	775	774
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[3,4]	275	282
Veritas Holdings Ltd. 10.50% 2024[1]	1,400	1,322
Veritas Holdings Ltd. 7.50% 2025[1]	1,380	1,425
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.50% 2025[3,4]	25	24
Visa Inc. 2.70% 2040	120	130
Xerox Corp. 5.00% 2025[1]	1,200	1,187
Xerox Corp. 5.50% 2028[1]	275	271
		17,492
Utilities 3.77%
AEP Transmission Co. LLC 3.80% 2049	20	24
AES Corp. 3.95% 2030[1]	1,125	1,245
AES Panama Generation Holdings SRL 4.375% 2030[1]	475	489
American Electric Power Co., Inc. 3.65% 2021	140	145
American Funds Multi-Sector Income Fund — Page 13 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
AmeriGas Partners, LP 5.625% 2024	$175	$186
Calpine Corp. 5.125% 2028[1]	90	93
Connecticut Light and Power Co. 3.20% 2027	25	28
Consumers Energy Co. 3.10% 2050	36	39
DPL Inc. 4.125% 2025[1]	390	409
Duke Energy Corp. 2.45% 2030	175	184
Edison International 3.55% 2024	104	110
Edison International 4.95% 2025	130	143
Edison International 5.75% 2027	16	18
Edison International 4.125% 2028	934	958
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	500
Empresas Publicas de Medellin ESP 4.375% 2031[1]	1,350	1,360
ENN Energy Holdings Ltd. 2.625% 2030[1]	1,591	1,592
Entergy Corp. 2.95% 2026	65	72
Entergy Corp. 2.80% 2030	350	380
FirstEnergy Corp. 2.25% 2030	42	41
FirstEnergy Corp. 2.65% 2030	122	125
FirstEnergy Corp. 3.40% 2050	37	36
Grupo Energia Bogota SA ESP 4.875% 2030[1]	230	257
Jersey Central Power & Light Co. 4.30% 2026[1]	50	57
NextEra Energy Capital Holdings, Inc. 2.75% 2029	182	197
NGL Energy Partners LP 7.50% 2026	150	93
NRG Energy, Inc. 7.25% 2026	235	250
Pacific Gas and Electric Co. 2.95% 2026	29	30
Pacific Gas and Electric Co. 2.10% 2027	410	399
Pacific Gas and Electric Co. 3.30% 2027	37	38
Pacific Gas and Electric Co. 4.65% 2028	125	136
Pacific Gas and Electric Co. 2.50% 2031	625	597
Pacific Gas and Electric Co. 3.50% 2050	665	603
PG&E Corp. 5.00% 2028	510	495
PG&E Corp. 5.25% 2030	390	378
Public Service Company of Colorado 3.80% 2047	10	12
Public Service Electric and Gas Co. 2.45% 2030	25	27
Public Service Electric and Gas Co. 2.05% 2050	28	25
San Diego Gas & Electric Co. 1.70% 2030	1,375	1,366
San Diego Gas & Electric Co. 3.75% 2047	54	62
Sempra Energy 4.875% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.55% on 10/15/2025)[8]	750	772
Southern California Edison Co. 2.25% 2030	50	50
Southern California Edison Co. 4.00% 2047	52	56
Southern California Edison Co. 4.125% 2048	123	135
Southern California Edison Co. 3.65% 2050	25	26
Southern California Gas Company 2.55% 2030	25	27
State Grid Overseas Investment Ltd. 3.50% 2027[1]	200	224
Talen Energy Corp. 10.50% 2026[1]	30	23
Talen Energy Corp. 7.25% 2027[1]	185	185
Talen Energy Corp. 6.625% 2028[1]	190	185
Talen Energy Supply, LLC 7.625% 2028[1]	165	165
Xcel Energy Inc. 2.60% 2029	50	54
Xcel Energy Inc. 3.50% 2049	40	45
		15,146
American Funds Multi-Sector Income Fund — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 2.24%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 1.875% 2033	$1,489	$1,458
American Campus Communities, Inc. 3.30% 2026	38	41
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	191
Brookfield Property REIT Inc. 5.75% 2026[1]	725	573
Corporate Office Properties LP 2.25% 2026	209	212
Equinix, Inc. 2.90% 2026	68	73
Equinix, Inc. 1.55% 2028	255	255
Equinix, Inc. 3.20% 2029	75	83
Equinix, Inc. 2.15% 2030	830	842
Hospitality Properties Trust 7.50% 2025	142	151
Howard Hughes Corp. 5.375% 2025[1]	1,695	1,726
Howard Hughes Corp. 5.375% 2028[1]	400	400
Iron Mountain Inc. 5.00% 2028[1]	344	353
Iron Mountain Inc. 5.25% 2028[1]	500	522
Iron Mountain Inc. 4.875% 2029[1]	1,460	1,487
Iron Mountain Inc. 4.50% 2031[1]	360	363
Medical Properties Trust, Inc. 5.00% 2027	125	130
Realogy Corp. 9.375% 2027[1]	125	130
Westfield Corp. Ltd. 3.50% 2029[1]	10	10
		9,005
Total corporate bonds, notes & loans		266,263
Bonds & notes of governments & government agencies outside the U.S. 9.96%
Abu Dhabi (Emirate of) 2.50% 2029[1]	500	535
Abu Dhabi (Emirate of) 1.70% 2031[1]	200	198
Angola (Republic of) 8.00% 2029	1,640	1,304
Angola (Republic of) 8.00% 2029[1]	600	477
Argentine Republic 1.00% 2029	133	61
Argentine Republic 0.125% 2030[8]	2,885	1,210
Argentine Republic 0.125% 2035[8]	972	367
Armenia (Republic of) 7.15% 2025	200	219
Bahrain (Kingdom of) 6.125% 2022	250	261
Bahrain (Kingdom of) 6.125% 2023	700	744
Belarus (Republic of) 6.875% 2023	400	390
Belarus (Republic of) 5.875% 2026	1,000	931
Colombia (Republic of) 4.50% 2029	300	338
Colombia (Republic of) 7.375% 2037	300	423
Colombia (Republic of) 4.125% 2051	400	416
Costa Rica (Republic of) 4.375% 2025	400	376
Costa Rica (Republic of) 6.125% 2031[1]	600	566
Dominican Republic 5.50% 2025	600	640
Dominican Republic 5.95% 2027	1,050	1,129
Dominican Republic 4.875% 2032[1]	200	199
Dominican Republic 5.875% 2060	300	285
Egypt (Arab Republic of) 6.588% 2028[1]	200	198
Egypt (Arab Republic of) 7.60% 2029	500	514
Egypt (Arab Republic of) 7.625% 2032[1]	500	490
Egypt (Arab Republic of) 8.15% 2059	200	187
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,060	1,066
Export-Import Bank of India 3.25% 2030	600	607
Gabonese Republic 6.375% 2024	400	379
Ghana (Republic of) 8.125% 2032[1]	700	616
American Funds Multi-Sector Income Fund — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Honduras (Republic of) 6.25% 2027	$400	$440
Honduras (Republic of) 5.625% 2030[1]	150	161
Indonesia (Republic of) 5.25% 2042	300	381
Israel (State of) 3.375% 2050	200	222
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	400	400
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	300	292
Kazakhstan (Republic of) 4.875% 2044	400	524
Kenya (Republic of) 6.875% 2024[1]	200	204
Kenya (Republic of) 7.25% 2028	1,060	1,048
Kenya (Republic of) 8.25% 2048	200	193
Mozambique (Republic of) 5.00% 2031[8]	960	785
Oman (Sultanate of) 5.625% 2028	400	369
Pakistan (Islamic Republic of) 8.25% 2024	700	744
Pakistan (Islamic Republic of) 6.875% 2027	200	200
Panama (Republic of) 7.125% 2026	200	254
Panama (Republic of) 3.16% 2030	400	436
Panama (Republic of) 4.50% 2050	400	504
Paraguay (Republic of) 4.70% 2027[1]	400	455
Paraguay (Republic of) 4.95% 2031	450	520
Peru (Republic of) 4.125% 2027	300	351
Peru (Republic of) 2.783% 2031	200	217
PETRONAS Capital Ltd. 3.50% 2030[1]	300	336
PETRONAS Capital Ltd. 4.55% 2050[1]	200	256
Philippines (Republic of) 2.95% 2045	600	637
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	400	441
Qatar (State of) 3.75% 2030[1]	400	464
Qatar (State of) 5.103% 2048	200	279
Qatar (State of) 4.40% 2050[1]	400	516
REPUBLIC OF CAMEROON 9.50% 2025[1]	600	621
Romania 2.75% 2026	€100	126
Romania 2.00% 2032	200	232
Romania 3.50% 2034	30	39
Romania 5.125% 2048	$400	490
Romania 5.125% 2048[1]	300	367
Russian Federation 4.375% 2029	1,000	1,149
Russian Federation 5.25% 2047	400	531
Senegal (Republic of) 4.75% 2028	€200	227
Serbia (Republic of) 3.125% 2027	200	251
South Africa (Republic of) 5.875% 2030	$500	512
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	710	625
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	600	429
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	700	483
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	414
Tunisia (Republic of) 5.75% 2025	990	894
Tunisia (Republic of) 6.375% 2026	€100	106
Turkey (Republic of) 7.375% 2025	$1,200	1,244
Turkey (Republic of) 7.625% 2029	950	980
Turkey (Republic of) 6.00% 2041	200	167
Ukraine 7.75% 2026	400	399
Ukraine 7.75% 2027	200	199
Ukraine 9.75% 2028	200	217
Ukraine 7.375% 2032	800	754
United Mexican States 3.75% 2028	200	215
United Mexican States 4.50% 2029	600	673
United Mexican States 6.05% 2040	400	502
American Funds Multi-Sector Income Fund — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 4.75% 2044	$200	$219
United Mexican States 5.00% 2051	200	224
		40,044
Mortgage-backed obligations 8.62% Commercial mortgage-backed securities 5.72%
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[9]	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[9]	10	11
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[9]	25	29
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[9]	10	12
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[4,9]	10	12
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[9]	20	22
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[9]	10	11
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,9]	500	506
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[4,9]	727	759
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class D, 5.355% 2046[1,4,9]	250	237
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[9]	438	480
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[9]	318	345
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.063% 2044[9]	600	620
Commercial Mortgage Trust, Series 2012-CR4, Class AM, 3.251% 2045[9]	55	55
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,9]	500	516
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[9]	85	88
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[9]	440	450
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,4,9]	300	287
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,9]	560	589
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,9]	500	517
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[9]	80	82
Commercial Mortgage Trust, Series 2013-LC6, Class D, 4.462% 2046[1,4,9]	113	86
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 2046[4,9]	320	323
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,4,9]	200	210
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[9]	108	118
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[9]	500	548
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[9]	75	79
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.594% 2047[4,9]	93	89
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.662% 2047[4,9]	110	112
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[4,9]	25	27
Commercial Mortgage Trust, Series 2015-LC23, Class C, 4.791% 2048[4,9]	10	10
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[9]	25	27
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[4,9]	250	280
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,4,9]	179	182
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[1,9]	380	388
GS Mortgage Securities Corp. II, Series 2013-GC12, Class B, 3.777% 2046[4,9]	400	413
GS Mortgage Securities Corp. II, Series 2013-GC16, Class A3, 4.244% 2046[9]	87	94
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[4,9]	225	214
GS Mortgage Securities Corp. II, Series 2020-GS1, Class A2, 3.47% 2048[9]	200	220
GS Mortgage Securities Corp. II, Series 2016-GS2, Class A3, 2.791% 2049[9]	266	284
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[4,9]	625	659
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.833% 2047[1,4,9]	141	124
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class C, 4.291% 2048[4,9]	300	283
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class B, 4.389% 2048[4,9]	400	427
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.773% 2048[4,9]	150	146
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class C, 4.248% 2047[4,9]	500	500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.306% 2046[4,9]	435	293
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.605% 2046[1,4,9]	400	411
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[9]	500	523
American Funds Multi-Sector Income Fund — Page 17 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.812% 2047[1,4,9]	$530	$506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[4,9]	541	556
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B, 3.769% 2046[9]	200	200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.259% 2046[4,9]	100	96
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.375% 2046[1,4,9]	300	185
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[4,9]	500	542
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.498% 2046[4,9]	40	43
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[9]	300	316
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[4,9]	15	16
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[4,9]	100	107
Morgan Stanley Capital I Trust, Series 2011-C1, Class E, 5.675% 2047[1,4,9]	565	566
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[9]	45	51
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.398% 2049[1,4,9]	425	396
Multi Family Connecticut Avenue Securities, Series 20-01, Class M10, (1-month USD-LIBOR + 3.75%) 3.898% 2050[1,4,9]	400	377
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,4,9]	25	25
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[1,4,9]	392	388
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[4,9]	20	21
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.917% 2045[1,4,9]	44	44
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.41% 2046[4,9]	500	537
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.41% 2046[4,9]	300	284
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[9]	25	27
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.688% 2058[4,9]	110	110
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.844% 2044[1,4,9]	500	512
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[9]	740	732
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.278% 2045[1,4,9]	40	38
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[9]	450	468
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.342% 2045[4,9]	240	244
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[9]	40	41
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.965% 2045[4,9]	200	154
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.488% 2046[9]	350	367
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[4,9]	570	593
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.188% 2046[4,9]	251	240
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[9]	417	455
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[4,9]	372	399
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[4,9]	500	523
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[4,9]	100	109
		22,977
Collateralized mortgage-backed obligations (privately originated) 2.90%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, FRN 3.628% 2049[1,4,9]	40	41
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[1,4,9]	400	393
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,4,9]	243	251
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.00% 2059[1,4,9]	300	318
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,4,9]	471	474
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,4,9]	235	237
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,4,9]	125	126
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,4,9]	111	116
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class AM, 3.502% 2049[4,9]	250	276
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[9]	200	222
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,4,9]	364	367
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[4,9]	524	515
Consumer Credit Origination Loan Trust, Series 2019-1, Class A1, 3.705% 2049[1,4,9]	76	76
American Funds Multi-Sector Income Fund — Page 18 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,9]	$113	$117
Flagstar Mortgage Trust, Series 2018-31, Class A5, 3.50% 2048[1,4,9]	34	34
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50% 2049[1,4,9]	56	57
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[1,4,9]	83	84
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,4,9]	129	133
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,4,9]	285	286
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,4,9]	441	448
Mello Warehouse Securitization Trust, Series 2018-W1, Class B, (1-month USD-LIBOR + 1.05%) 1.198% 2051[1,4,9]	267	267
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,4,9]	140	151
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2049[1,4,9]	218	220
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,4,9]	200	199
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,4,9]	84	91
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,4,9]	265	287
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,4,9]	256	277
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[1,9]	301	303
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[1,9]	170	172
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[1,9]	123	126
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[1,9]	116	119
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,9]	399	408
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,9]	100	102
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578% 2037[1,9]	200	206
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077% 2037[1,9]	200	208
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,4,9]	125	125
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[1,4,6,9]	125	123
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,9]	183	183
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855% 2043[4,9]	91	91
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[4,9]	125	127
Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50% 2047[1,4,9]	87	89
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,4,9]	381	391
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,4,9]	173	174
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,9]	596	598
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,9]	398	399
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[1,9]	235	236
Tricorn American Homes, Series 2020-SFR1, Class B, 2.049% 2038[1,9]	250	256
Tricorn American Homes, Series 2020-SFR1, Class C, 2.249% 2038[1,9]	250	255
Verus Securitization Trust, Series 2019-1, Class A1, 3.836% 2059[1,4,9]	147	150
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[1,4,9]	462	468
Wells Fargo Mortgage-backed Securities Trust, Series 2019-2, Class A3, 4.00% 2049[1,4,9]	16	16
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[1,4,9]	130	132
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 2049[1,4,9]	153	156
		11,676
Total mortgage-backed obligations		34,653
Asset-backed obligations 4.98%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[1,9]	279	283
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,9]	250	265
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,9]	676	698
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,9]	200	205
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,9]	250	253
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,9]	100	102
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,9]	128	132
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,9]	150	151
American Funds Multi-Sector Income Fund — Page 19 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,9]	$100	$101
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 2031[1,9]	450	450
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.28% 2031[1,9]	300	299
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 4.80% 2031[1,9]	300	293
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,9]	2,230	2,261
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,9]	354	363
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,9]	265	270
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,9]	100	102
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,6,9]	402	401
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[1,9]	506	506
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,6,9]	300	300
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,9]	363	364
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[1,9]	150	152
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,9]	150	156
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,9]	100	107
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[1,9]	300	304
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[1,9]	300	301
Credit Acceptance Auto Loan Trust, Series 20-2A, Class C, 2.73% 2029[1,9]	300	305
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[9]	200	202
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[9]	200	206
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[9]	200	208
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[1,9]	100	102
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[1,9]	250	262
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,9]	100	108
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[1,9]	100	102
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,9]	100	104
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,9]	100	108
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,9]	441	441
Global SC Finance V SRL, Series 2020-1A, Class B, 2.17% 2040[1,9]	760	761
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,9]	500	501
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,9]	400	401
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,9]	300	301
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[9]	100	102
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[9]	100	104
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[9]	100	103
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[1,9]	95	96
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-2A, Class A 3.65% 2022[1,9]	86	86
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[1,9]	168	169
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,9]	287	288
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,4,9]	759	778
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,9]	200	215
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[9]	250	251
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[9]	250	253
Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.22% 2026[9]	250	256
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,9]	200	201
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,9]	175	175
Textainer Marine Containers Limited, Series 2020-2A, Class A, 1.86% 2045[1,9]	206	206
Textainer Marine Containers Limited, Series 2020-2, Class B, 3.34% 2045[1,9]	486	486
Textainer Marine Containers Limited, Series 2020-1A, Class B, 4.94% 2045[1,9]	595	614
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,4,9]	154	164
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,9]	1,000	1,003
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[1,9]	440	442
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[1,9]	300	302
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[1,9]	300	305
American Funds Multi-Sector Income Fund — Page 20 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[1,9]	$300	$308
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[9]	165	170
		20,008
Municipals 0.42% Illinois 0.28%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	165
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	91
G.O. Bonds, Series 2017-A, 5.00% 2022	270	283
G.O. Bonds, Series 2020, 5.125% 2022	500	522
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	250	66
		1,127
Puerto Rico 0.06%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	150	145
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	106
		251
Texas 0.03%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	100	99
South Carolina 0.02%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	30	35
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	50	60
		95
Florida 0.02%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	76
California 0.01%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	35	35
Total municipals		1,683
U.S. Treasury bonds & notes 0.31% U.S. Treasury 0.31%
U.S. Treasury 0.50% 2027	118	118
U.S. Treasury 0.625% 2030[10]	809	805
U.S. Treasury 1.25% 2050[10]	359	341
Total U.S. Treasury bonds & notes		1,264
Total bonds, notes & other debt instruments (cost: $356,597,000)		363,915
Convertible bonds & notes 0.00% Energy 0.00%
Mesquite Energy Inc., convertible notes, 15.00% 2023[1,6,11]	2	2
Total convertible bonds & notes (cost: $2,000)		2
American Funds Multi-Sector Income Fund — Page 21 of 27

unaudited
Common stocks 0.06% Industrials 0.03%	Shares	Value (000)
Associated Materials Group Inc.[6,11,12]	23,581	$143
Materials 0.01%
Hexion Holdings Corp., Class B12	4,181	43
Consumer discretionary 0.01%
NMG Parent LLC[6,12]	281	23
NMG Parent LLC[1,6,11,12]	28	2
MYT Holding Co., Class B6,12	8,951	8
		33
Energy 0.01%
Denbury Inc.[1,12]	1,184	21
Whiting Petroleum Corp.[12]	466	8
Mesquite Energy, Inc.[6,11,12]	126	1
		30
Total common stocks (cost: $378,000)		249
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[6,12]	374	2
Total rights & warrants (cost: $2,000)		2
Short-term securities 8.99% Money market investments 8.99%
Capital Group Central Cash Fund 0.12%[13,14]	361,460	36,150
Total short-term securities (cost: $36,149,000)		36,150
Total investment securities 99.56% (cost: $393,128,000)		400,318
Other assets less liabilities 0.44%		1,784
Net assets 100.00%		$402,102
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2020[16] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	48	January 2021	$9,600	$10,606	$5
5 Year U.S. Treasury Note Futures	Short	360	January 2021	(36,000)	(45,371)	(79)
10 Year U.S. Treasury Note Futures	Long	103	December 2020	10,300	14,372	38
10 Year Ultra U.S. Treasury Note Futures	Short	12	December 2020	(1,200)	(1,919)	—[5]
20 Year U.S. Treasury Bond Futures	Long	7	December 2020	700	1,234	(1)
30 Year Ultra U.S. Treasury Bond Futures	Long	103	December 2020	10,300	22,846	(14)
						$(51)
American Funds Multi-Sector Income Fund — Page 22 of 27

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD240	EUR203	UBS AG	10/16/2020	$2
EUR58	USD69	Morgan Stanley	10/16/2020	(1)
USD18	EUR15	Standard Chartered Bank	10/26/2020	—[5]
				$1
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2020 (000)
U.S. EFFR	0.096%	7/2/2025	$1,700	$2	$—	$2
U.S. EFFR	0.093%	7/2/2025	1,650	2	—	2
U.S. EFFR	0.10875%	7/6/2025	1,100	1	—	1
U.S. EFFR	0.105%	7/9/2025	600	1	—	1
U.S. EFFR	0.0995%	7/9/2025	600	1	—	1
U.S. EFFR	0.099%	7/10/2025	1,300	2	—	2
U.S. EFFR	0.045%	8/4/2025	600	2	—	2
U.S. EFFR	0.132%	9/2/2025	1,500	—[5]	—	—[5]
					$—	$11
American Funds Multi-Sector Income Fund — Page 23 of 27

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$2,500	$(17)	$38	$(55)
Investments in affiliates14

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Short-term securities 8.99%
Money market investments 8.99%
Capital Group Central Cash Fund 0.12%[13]	$858	$141,329	$106,039	$5	$(3)	$36,150	$20
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,095,000, which represented 53.24% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,009,000, which represented 1.00% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Amount less than one thousand.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,060,000, which represented .26% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Step bond; coupon rate may change at a later date.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $706,000, which represented .18% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 9/30/2020.
[14]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
American Funds Multi-Sector Income Fund — Page 24 of 27

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $39,263,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $276,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $7,250,000 and $4,714,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
American Funds Multi-Sector Income Fund — Page 25 of 27

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$266,263	$—	$266,263
Bonds & notes of governments & government agencies outside the U.S.	—	40,044	—	40,044
Mortgage-backed obligations	—	34,653	—	34,653
Asset-backed obligations	—	20,008	—	20,008
Municipals	—	1,683	—	1,683
U.S. Treasury bonds & notes	—	1,264	—	1,264
Convertible bonds & notes	—	—	2	2
Common stocks	72	31	146	249
Rights & warrants	—	2	—	2
Short-term securities	36,150	—	—	36,150
Total	$36,222	$363,948	$148	$400,318
American Funds Multi-Sector Income Fund — Page 26 of 27

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43	$—	$—	$43
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on interest rate swaps	—	11	—	11
Liabilities:
Unrealized depreciation on futures contracts	(94)	—	—	(94)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on credit default swaps	—	(55)	—	(55)
Total	$(51)	$(43)	$—	$(94)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
Auth. = Authority
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-126-1120O-S81924	American Funds Multi-Sector Income Fund — Page 27 of 27